TAXATION	12 Months Ended
Dec. 31, 2020
TAXATION
TAXATION

17. TAXATION

a.	Value added tax (“VAT”)

The PRC government implemented a value-added tax reform pilot program, which replaced the business tax with VAT. Since May 2016, the change from business tax to VAT are expanded to all other service sectors which used to be subject to business tax. The VAT rates applicable to the subsidiaries and consolidated variable interest entities of the Group ranged from 3% to 6% as compared to the 3%~5% business tax rate which was applicable prior to the reform.

As of December 31, 2019 and 2020, the payable balances for VAT were RMB 10,645 and RMB 2,176 respectively.

b.	Business tax

In PRC, business taxes used to be imposed by the government on the revenues arising from the provision of taxable services including but not limited to education in the years before 2016. The business tax rates for the Group’s subsidiaries and consolidated variable interest entities ranged from 3% to 5%. Business tax was then replaced by the VAT from 2016 and thereafter.

As of December 31, 2019 and 2020, the payable balances for business tax were RMB 18,456 and RMB 17,456, respectively.

c.	Income taxes

Cayman Islands

Under the current laws of Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

Hong Kong

Only one of the Company’s subsidiaries incorporated in Hong Kong is subject to a profit tax rate of 8.25% for the first HK$ 2,000 of assessable profits. Profits exceeding HK$ 2,000 and other subsidiaries in Hong Kong are subject to profit tax at a rate of 16.5%.

Taiwan

Entity incorporated in Taiwan is subject to Taiwan profit tax at a rate of 17%.

PRC and US

Significant components of the provision for income taxes on earnings for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current:
PRC	5,709	6,198	3,641
U.S.	—	5	2,274
Deferred:
PRC	(2,594)	6,156	1,065
U.S.	383	558	(5,918)
Provision for income tax expenses	3,498	12,917	1,062

Corporate entities

The PRC Enterprise Income Tax (“EIT”) is calculated based on the taxable income determined under the applicable EIT Law and its implementation rules, which became effective on January 1, 2008. EIT Law imposes a unified income tax rate of 25% for all resident enterprises in China, including both domestic and foreign invested enterprises.

EIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise, or FIE, to its immediate holding company outside of PRC. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdiction that have a tax treaty or arrangement with PRC and the FIE’s immediate holding company satisfies the criteria of beneficial owner as set out in Circular Guoshuihan [2009] No. 601. Such withholding income tax was exempted under the previous income tax laws and rules. On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued a circular which stated that FIEs that generate earnings in or after 2008 and distribute those earnings to foreign investors should pay the withholding tax. As stipulated in the EIT Law, if the earnings of a tax resident enterprise are distributed to another tax resident enterprise, the withholding tax can be exempted. According to EIT Law and EIT Implementing Regulations, a tax resident enterprise is an entity incorporated in the PRC, or incorporated outside the PRC but its “place of effective management” is in the PRC. The Company assessed and concluded that it does not satisfy the definition of a tax resident enterprise. The Company has further determined that its FIEs in PRC will not declare any dividend should the withholding tax on dividends be applied. Accordingly, the Company did not record any withholding tax on the retained earnings of its FIEs in PRC for the years ended December 31, 2018, 2019 and 2020.

Private schools and colleges

The Group’s companies providing education services are taxed as corporate enterprises as referred to above. Private schools or colleges operated for reasonable returns are subject to income taxes at 25% after January 1, 2008 but are sometimes subject to deemed rates of income tax to be determined by the relevant tax authorities. In certain cities, schools that were registered as requiring reasonable returns were subject to income tax of 1.5% to 2.5% on gross revenue.

The principal regulations governing private education in China are The Law for Promoting Private Education and The Implementing Rules for the Law for Promoting Private Education, or 2004 Implementing Rules. The Standing Committee of the National People’s Congress promulgated an amendment to The Law for Promoting Private Education on November 7, 2016, which went into effect on September 1, 2017. Pursuant to this amendment, private schools not requiring reasonable returns were treated in a similar manner to public schools and were generally not subject to income tax. To date, no separate regulations or guidelines have been released on how to define reasonable return for the purposes of assessing a school’s tax status. We currently do not believe it is likely that our schools and college would qualify as not-for-profit organizations and therefore be exempt from corporate income tax under the EIT Law. The Group has recognized income tax payable for the above unrecognized tax benefits because the obligation was considered probable. Please see Note 17(d) for the movement of uncertain tax position.

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31
	2019	2020
	RMB	RMB
Deferred tax asset:
Accrued expense	4,332	5,241
Allowance for doubtful accounts	39,051	37,470
Tax loss carried forward	229,545	275,914
Deferred advertising expense	221	222
Impairment of long-lived tangible assets	357	357
Discount on long-term receivables from Jinghan Taihe	8,660	8,930
Total deferred tax assets	282,166	328,134
Valuation allowance	(249,626)	(297,689)
Deferred tax assets, net of valuation allowance	32,540	30,445

Deferred tax liabilities:
- Unrecognized valuation surplus and deficit - acquisition	81,125	81,125
- Unrecognized valuation surplus and deficit - decrease due to amortization and impairment	(61,516)	(62,759)
- Unrealized profit of short-term investments	428	235
- Accelerated fixed assets depreciation	2,308	2,119
- Unrealized gain on acquisition	—	3,387
Total deferred tax liabilities	22,345	24,107
Deferred tax assets, net of valuation allowance and deferred tax liabilities	10,195	6,338

For entities incorporated in Hong Kong, net loss can be carried forward indefinitely; for entity incorporated in Taiwan, net loss can be carried forward for ten years; for entity incorporated in U.S., net loss generated before 2018 can be carried forward for twenty years, net loss generated in 2018 and onward can be carried forward indefinitely; for entity incorporated in P.R.C. mainland, net loss can be carried forward for five years.

The following represents the amounts and expiration dates of operating loss carried forwards for tax purpose:

Amount
RMB
2021	11,016
2022	9,995
2023	12,127
2024	13,995
2025 and thereafter	812,594
Total	859,727

The following represents a roll-forward of the valuation allowance for each of the years:

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the year	403,485	278,437	249,626
Allowance made during the year	7,315	96,336	66,346
Decrease due to disposal/deregistration of subsidiaries	(23,595)	(65,639)	(2,408)
Reversals	(108,768)	(59,508)	(15,875)
Balance at end of the year	278,437	249,626	297,689

Reconciliation between total income tax expense and the amount computed by applying the PRC statutory income tax rate to income before income taxes is as follows:

	Years ended December 31,
	2018	2019	2020
	%	%	%
PRC statutory income tax rate	25%	25%	25%
Impact of different tax rates in other jurisdictions	(2)%	(8)%	(1)%
Tax effect of preferential tax rate for small enterprises	0%	(5)%	5%
Tax effect of non-deductible expenses	9%	(2)%	29%
Tax effect of non-taxable income	(9)%	2%	19%
Tax effect of tax-exempt entities	0%	17%	(20)%
Tax effect of deemed profit	(2)%	0%	0%
Tax effect of short term investment	3%	0%	0%
Deferred tax effect of tax rate change	0%	(35)%	47%
Changes in valuation allowance	(16)%	(9)%	(106)%
Effective tax rate	8%	(15)%	(2)%

d.    Uncertain tax positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows:

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	24,619	26,246	32,152
The amount of decreases in the unrecognized tax benefits relating to settlements with taxing authorities	(259)	(242)	(69)
Additions for tax position of current year	2,301	6,148	3,231
Decrease due to disposal of subsidiaries (Note 26)	—	—	(551)
Decrease due to deregistration of subsidiary	(415)	—	—
Unrecognized tax benefits, end of year	26,246	32,152	34,763

The amounts of unrecognized tax benefits listed above are based on the recognition and measurement criteria of ASC Topic 740, and the balance is presented as non-current liability in the consolidated financial statements since December 31, 2020 due to the fact that the Group does not anticipate payments of cash within one year.

The Group recognizes interest and penalty charges related to uncertain tax positions as necessary in the provision for income taxes. The Group has a liability for accrued interest of RMB nil as of December 31, 2019 and 2020, respectively.

However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Group will record additional tax expense or tax benefit in the period in which such resolution occurs. As of December 31, 2018, 2019 and 2020, there are RMB 26,246, RMB 32,152 and RMB 34,763 unrecognized tax benefits that if recognized would affect the annual effective tax rate. The Group does not expect that the position of unrecognized tax benefits will significantly increase or decrease within 12 months of December 31, 2020.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to assess underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities remain subject to examination by the tax authorities based on the above.